UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3864

                            OPPENHEIMER BALANCED FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: SEPTEMBER

                      Date of reporting period: 06/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--49.4%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--4.6%
------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.8%
Liberty Media Holding Corp.-Interactive, Series A 1                                            440,200   $    7,597,852
------------------------------------------------------------------------------------------------------------------------
MEDIA--3.8%
Liberty Global, Inc., Series A                                                                 635,277       13,658,456
------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                               644,261       13,252,449
------------------------------------------------------------------------------------------------------------------------
Liberty Media Holding Corp.-Capital, Series A 1                                                134,920       11,302,248
                                                                                                         ---------------
                                                                                                             38,213,153
CONSUMER STAPLES--5.1%
------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.5%
Constellation Brands, Inc., Cl. A 1                                                            375,700        9,392,500
------------------------------------------------------------------------------------------------------------------------
Diageo plc, Sponsored ADR                                                                       85,400        5,768,770
                                                                                                         ---------------
                                                                                                             15,161,270
------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
Wal-Mart Stores, Inc.                                                                          165,700        7,981,769
------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
ConAgra Foods, Inc.                                                                            126,100        2,788,071
------------------------------------------------------------------------------------------------------------------------
TOBACCO--2.5%
Altria Group, Inc.                                                                             337,600       24,789,968

ENERGY--2.6%
------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.4%
Halliburton Co. 2                                                                               54,500        4,044,445
------------------------------------------------------------------------------------------------------------------------
OIL & GAS--2.2%
BP plc, ADR                                                                                    114,100        7,942,501
------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                               86,300        5,294,505
------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                             29,000        2,896,810
------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                                                             129,000        2,564,038
------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                          150,900        2,633,281
                                                                                                         ---------------
                                                                                                             21,331,135
FINANCIALS--10.5%
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.2%
Bear Stearns Cos., Inc. (The)                                                                   28,000        3,922,240
------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                         165,889       18,182,590
                                                                                                         ---------------
                                                                                                             22,104,830
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.3%
Wachovia Corp.                                                                                 240,562       13,009,593
------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.3%
Capital One Financial Corp.                                                                    153,400       13,108,030
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.7%
Bank of America Corp.                                                                          361,754       17,400,367
------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.6%
Everest Re Group Ltd.                                                                          111,900        9,687,183
------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                                306,700       10,685,428
------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                            179,600        5,025,208
                                                                                                         ---------------
                                                                                                             25,397,819
------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.5%
Host Hotels & Resorts, Inc.                                                                    205,100        4,485,537


1          |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.9%
Countrywide Financial Corp.                                                                    140,900   $    5,365,472
------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                     62,200        3,546,022
                                                                                                         ---------------
                                                                                                              8,911,494
HEALTH CARE--5.3%
------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.8%
Amgen, Inc. 1                                                                                   75,700        4,937,911
------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc. 1,2                                                                257,500        2,755,250
------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc. 1                                                                              240,900        6,528,390
------------------------------------------------------------------------------------------------------------------------
Myogen, Inc. 1                                                                                  70,900        2,056,100
------------------------------------------------------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc. 1                                                                  256,700        2,138,311
                                                                                                         ---------------
                                                                                                             18,415,962
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Beckman Coulter, Inc.                                                                           88,400        4,910,620
------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. 1                                                                       24,600          414,264
                                                                                                         ---------------
                                                                                                              5,324,884
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.4%
Manor Care, Inc. 2                                                                              81,700        3,833,364
------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.6%
Medicines Co. (The) 1,2                                                                        124,600        2,435,930
------------------------------------------------------------------------------------------------------------------------
MGI Pharma, Inc. 1                                                                              57,300        1,231,950
------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                   452,640       10,623,461
------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                                         232,800       11,337,360
                                                                                                         ---------------
                                                                                                             25,628,701
INDUSTRIALS--6.9%
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.3%
Empresa Brasileira de Aeronautica SA, ADR 2                                                    142,100        5,182,387
------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                                     1,038,617       16,763,278
------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                      170,500       10,813,110
                                                                                                         ---------------
                                                                                                             32,758,775
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.7%
Cendant Corp.                                                                                1,047,300       17,060,517
------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Gamesa Corporacion Tecnologica SA                                                              168,200        3,605,684
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.5%
Siemens AG, Sponsored ADR 2                                                                    175,200       15,210,864
INFORMATION TECHNOLOGY--10.1%
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.8%
Cisco Systems, Inc. 1                                                                          616,300       12,036,339
------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                                       295,300        4,721,847
------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                  30,700        1,230,149
                                                                                                         ---------------
                                                                                                             17,988,335
------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.8%
Hutchinson Technology, Inc. 1,2                                                                158,200        3,421,866
------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                           63,200        4,855,024
                                                                                                         ---------------
                                                                                                              8,276,890


2          |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.5%
eBay, Inc. 1,2                                                                                 174,300   $    5,105,247
------------------------------------------------------------------------------------------------------------------------
SOFTWARE--7.0%
Compuware Corp. 1                                                                              999,029        6,693,494
------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                              1,105,400       25,755,820
------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                               1,049,500        6,958,185
------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                               502,100        9,424,417
------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1,2                                                      1,911,047       20,371,761
                                                                                                         ---------------
                                                                                                             69,203,677
MATERIALS--0.8%
------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.5%
Praxair, Inc. 2                                                                                102,200        5,518,800
------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.3%
Companhia Vale do Rio Doce, Sponsored ADR 2                                                    136,200        2,802,996

TELECOMMUNICATION SERVICES--1.6%
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
IDT Corp., Cl. B 1,2                                                                           849,900       11,720,121
------------------------------------------------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group 1,3                                                              450,000               --
                                                                                                         ---------------
                                                                                                             11,720,121
------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Sprint Nextel Corp.                                                                            228,100        4,559,719

UTILITIES--1.9%
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Reliant Energy, Inc. 1,2                                                                       521,400        6,246,372
------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--1.3%
AES Corp. (The) 1                                                                              675,700       12,466,665
                                                                                                         ---------------
Total Common Stocks (Cost $428,058,371)                                                                     492,052,906

                                                                                                 UNITS
------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 1 (Cost $0)                                       11,758            3,175

                                                                                             PRINCIPAL
                                                                                                AMOUNT
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--5.3%
------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through Certificates, Series
2002-HE7, Cl. A2B, 5.503%, 11/25/35 4                                                   $      890,000          891,015
------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A,
Cl  A2, 5.327%, 4/20/08 4                                                                      630,000          630,464
------------------------------------------------------------------------------------------------------------------------
Argent Securities, Inc., Home Equity Asset-Backed Securities:
Series 2004-W8, Cl. A2, 5.803%, 5/25/34 4                                                    3,180,000        3,198,851
Series 2006-W5, Cl. A2B, 5.423%, 5/26/36 4                                                   1,250,000        1,250,755
------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series 2005-A,
Cl. A2, 3.66%, 12/26/07                                                                        639,559          638,418
------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Asset-Backed Securities,
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                        2,140,000        2,095,105
------------------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Loan Asset-Backed
Securities, Series 2005-1, Cl. A2, 4.24%, 11/15/07                                           1,588,153        1,586,106


3          |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2005-B, Cl. AF1, 4.05%, 3/26/35                                                  $       79,036   $       78,762
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                                        425,205          423,138
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                                                      1,179,365        1,170,369
Series 2005-D, Cl. AV2, 5.593%, 10/25/35 4                                                   1,750,000        1,752,040
Series 2006-A, Cl. AV2, 5.423%, 5/16/36 4                                                    1,570,000        1,570,948
------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2005-A, Cl. A2, 3.72%, 12/15/07                                                         966,526          963,230
------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                                                                   310,000          291,713
------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., CMO Asset-Backed Pass-Through
Certificates, Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 4                                    1,791,131        1,769,093
------------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card Asset-Backed
Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 5                                      1,970,000        2,005,099
------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
Certificates:
Series 2002-4, Cl. A1, 5.693%, 2/25/33 4                                                        31,485           31,532
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 4                                                    483,559          481,288
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 4                                                    630,000          623,649
Series 2005-17, Cl. 1AF1, 5.523%, 5/25/36 4                                                  1,139,271        1,140,757
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 4                                                    420,000          415,641
------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2005-A, Cl. A2, 3.17%, 9/8/07                                                           155,439          155,474
Series 2005-B, Cl. A2, 3.75%, 12/8/07                                                           63,451           63,397
------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates, Home Equity
Receivables:
Series 2005-FF10, Cl. A3, 5.533%, 11/25/35 4                                                 2,600,000        2,602,928
Series 2006-FF5, Cl. 2A1, 5.373%, 5/15/36 4                                                    950,635          951,210
Series 2006-FF9, Cl. 2A2, 7/7/36 4,6                                                           620,000          620,000
Series 2006-FF10, Cl. A3, 5.413%, 7/25/36 4                                                  1,230,000        1,230,000
------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                       1,516,103        1,501,022
Series 2005-B, Cl. A2, 3.78%, 9/15/07                                                          271,729          271,592
------------------------------------------------------------------------------------------------------------------------
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities, Series 2005-1,
Cl. A2, 4.32%, 5/15/08                                                                       2,988,302        2,978,865
------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations, Series
2005-3, Cl. A2, 3.73%, 10/18/07 3                                                              932,137          929,222
------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through Certificates,
Series 2005-3, Cl. A1, 5.527%, 1/20/35 4                                                     1,026,757        1,028,319
------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Asset-Backed Pass-Through Certificates, Series
2005-2, Cl. 2A1B, 5.18%, 8/25/35 4                                                           1,455,938        1,448,239
------------------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates, Series
2001-1A, Cl. A1, 8.33%, 4/25/31 3                                                              544,489          549,275
------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7,
Cl. C7, 6.549%, 3/15/16 4                                                                    2,900,000        3,087,295
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Home Equity Receivables, Series 2005-WMC6, Cl
A2B, 5.583%, 7/25/35 4                                                                         790,000          792,125
------------------------------------------------------------------------------------------------------------------------


4          |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations, Series 2005-B,
Cl. A2, 4.03%, 4/15/08                                                                  $      537,171   $      536,359
------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations, Series 2006-2,
Cl. 2A2, 5.435%, 7/1/36 4                                                                    2,060,000        2,060,000
------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through Certificates:
Series 2004-5, Cl. AF2, 3.735%, 11/10/34 4                                                     570,000          565,624
Series 2005-1, Cl. AF2, 3.914%, 5/25/35 4                                                      450,000          444,447
Series 2005-2, Cl. AF2, 4.415%, 4/25/35 4                                                      720,000          710,632
------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity Asset-Backed
Pass-Through Certificates:
Series 2004-RS7, Cl. AI3, 4.45%, 7/25/28                                                     1,300,000        1,288,102
Series 2006-RS4, Cl. A1, 5.163%, 7/25/36 4                                                     830,000          830,000
------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Home Equity Asset-Backed Securities,
Series 2006-2, Cl. A1, 5.383%, 4/25/36 4                                                     1,099,739        1,100,483
------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Home Equity Asset-Backed Securities, Series
2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                            1,931,732        1,924,122
------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities, Series
2005-A, Cl. A2, 3.52%, 4/20/07                                                                 462,137          461,830
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity Asset-Backed Certificates:
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18 4                                                      211,534          210,922
Series 2006-2, Cl. A2, 5.45%, 7/7/36 4                                                       1,230,000        1,230,000
                                                                                                         ---------------
Total Asset-Backed Securities (Cost $52,740,788)                                                             52,579,457

------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--25.2%
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--21.5%
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--21.3%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/18-5/1/19                                                                         7,908,268        7,479,766
5%, 8/1/33                                                                                     551,889          518,066
5%, 7/1/36 6                                                                                 5,190,000        4,847,782
6%, 4/1/17-9/1/24                                                                            1,720,240        1,715,417
6.50%, 4/1/18-4/1/34                                                                         2,641,449        2,670,265
7%, 5/1/29-11/1/32                                                                           3,861,116        3,957,564
8%, 4/1/16                                                                                      68,764           72,734
9%, 8/1/22-5/1/25                                                                               20,457           21,925
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 2034, Cl. Z, 6.50%, 2/15/28                                                             513,642          519,602
Series 2053, Cl. Z, 6.50%, 4/15/28                                                             562,847          570,422
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                            718,599          725,588
Series 2075, Cl. D, 6.50%, 8/15/28                                                           1,688,105        1,709,470
Series 2080, Cl. Z, 6.50%, 8/15/28                                                             461,938          465,258
Series 2387, Cl. PD, 6%, 4/15/30                                                               371,803          371,951
Series 2500, Cl. FD, 5.699%, 3/15/32 4                                                         227,800          229,854
Series 2526, Cl. FE, 5.599%, 6/15/29 4                                                         314,863          316,587
Series 2551, Cl. FD, 5.481%, 1/15/33 4                                                         245,037          247,961
Series 2583, Cl. KA, 5.50%, 3/15/22                                                            890,627          888,796


5          |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation Certificates,
Series 151, Cl. F, 9%, 5/15/21                                                                  43,829           43,737
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 14.45%, 6/1/26 7                                                           441,212          107,350
Series 183, Cl. IO, 11.301%, 4/1/27 7                                                          676,825          170,364
Series 184, Cl. IO, 17.255%, 12/1/26 7                                                         741,699          178,146
Series 192, Cl. IO, 16.018%, 2/1/28 7                                                          209,894           49,827
Series 200, Cl. IO, 14.905%, 1/1/29 7                                                          251,359           62,074
Series 2003-118, Cl. S, 11.86%, 12/25/33 7                                                   3,716,733          359,325
Series 2130, Cl. SC, 0.302%, 3/15/29 7                                                         558,635           30,810
Series 2796, Cl. SD, 3.307%, 7/15/26 7                                                         819,202           46,812
Series 2920, Cl. S, (0.649)%, 1/15/35 7                                                      4,818,460          160,442
Series 3000, Cl. SE, (0.731)%, 7/15/25 7                                                     4,713,496           97,016
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 4.306%, 6/1/26 8                                                 187,444          146,720
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-3/1/34                                                                            8,710,035        8,309,814
5%, 11/1/33 2                                                                                2,956,681        2,778,138
5%, 7/1/36 6                                                                                30,240,000       28,274,400
5.50%, 2/1/33-11/1/34                                                                       24,820,784       23,951,993
5.50%, 7/1/21-7/1/36 6                                                                      40,300,000       38,840,548
6%, 9/1/32-11/1/32                                                                           7,050,559        6,968,751
6%, 7/1/21-7/1/36 6                                                                         20,800,000       20,729,821
6.50%, 3/1/26-11/1/31                                                                        9,418,851        9,520,373
6.50%, 7/1/36 6                                                                              7,232,000        7,270,416
7%, 11/1/17-1/1/35                                                                           6,186,825        6,345,184
7.50%, 1/1/08-6/1/08                                                                            12,334           12,436
7.50%, 1/1/33 3                                                                                604,829          627,819
8.50%, 7/1/32                                                                                   37,498           40,366
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2002-T1, Cl. A2, 7%,
11/25/31                                                                                     1,602,485        1,628,665
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1992-15, Cl. KZ, 7%, 2/25/22                                                             121,465          122,585
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                         1,341,622        1,364,588
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                              235,885          241,321
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                             219,242          219,896
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                       1,846,034        1,862,650
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                             293,765          293,663
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                             140,770          140,557
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                              58,570           58,396
Trust 2002-77, Cl. WF, 5.652%, 12/18/32 4                                                      367,750          371,142
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                          630,000          596,751
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                        1,045,000        1,001,448
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                          1,869,000        1,778,853


6          |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                   $      160,000   $      142,874
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                                        4,010,000        3,872,663
Trust 2006-50, Cl. KS, 4.684%, 6/25/36 4                                                     1,634,887        1,384,052
Trust 2006-50, Cl. SK, 4.684%, 6/25/36 4                                                     1,530,057        1,354,369
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                        4,546,059        4,512,548
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 1993-223, Cl. PM, 9.191%, 10/25/23 7                                                      48,482            4,315
Trust 2002-38, Cl. SO, (1.956)%, 4/25/32 7                                                     826,441           36,278
Trust 2002-47, Cl. NS, 1.963%, 4/25/32 7                                                       923,480           73,118
Trust 2002-51, Cl. S, 2.088%, 8/25/32 7                                                        847,961           67,025
Trust 2002-77, Cl. IS, 2.83%, 12/18/32 7                                                     1,408,010          105,455
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 214, Cl. 2, 15.687%, 3/1/23 7                                                          1,190,295          282,876
Trust 222, Cl. 2, 15.109%, 6/1/23 7                                                          1,552,580          350,783
Trust 240, Cl. 2, 18.899%, 9/1/23 7                                                          2,389,659          601,787
Trust 247, Cl. 2, 13.185%, 10/1/23 7                                                           318,725           72,499
Trust 252, Cl. 2, 9.734%, 11/1/23 7                                                          1,143,277          282,186
Trust 273, Cl. 2, 16.418%, 8/1/26 7                                                            332,535           78,623
Trust 319, Cl. 2, 12.239%, 2/1/32 7                                                            458,901          122,325
Trust 321, Cl. 2, 7.45%, 4/1/32 7                                                            4,702,370        1,257,129
Trust 329, Cl. 2, 10.626%, 1/1/33 7                                                          1,181,677          314,428
Trust 331, Cl. 9, 8.246%, 2/1/33 7                                                             160,367           39,776
Trust 334, Cl. 17, 16.629%, 2/1/33 7                                                           772,374          196,440
Trust 344, Cl. 2, 9.146%, 12/1/33 7                                                          1,619,799          429,699
Trust 2001-65, Cl. S, 11.836%, 11/25/31 7                                                    2,136,365          182,900
Trust 2001-81, Cl. S, 5.533%, 1/25/32 7                                                        476,630           34,594
Trust 2002-9, Cl. MS, 2.807%, 3/25/32 7                                                        640,184           50,800
Trust 2002-52, Cl. SD, (0.658)%, 9/25/32 7                                                   1,017,962           73,777
Trust 2002-77, Cl. SH, 5.784%, 12/18/32 7                                                      613,183           52,605
Trust 2002-96, Cl. SK, 13.323%, 4/25/32 7                                                    5,594,106          478,647
Trust 2003-4, Cl. S, 12.657%, 2/25/33 7                                                      1,175,655          114,052
Trust 2003-33, Cl. SP, 14.996%, 5/25/33 7                                                    2,173,075          223,574
Trust 2003-46, Cl. IH, 8.525%, 6/25/33 7                                                     7,640,884        1,635,482
Trust 2004-54, Cl. DS, (1.607)%, 11/25/30 7                                                    902,167           37,869
Trust 2005-6, Cl. SE, 0.203%, 2/25/35 7                                                      3,260,293          114,610
Trust 2005-19, Cl. SA, (0.536)%, 3/25/35 7                                                  12,751,344          445,566
Trust 2005-40, Cl. SA, (0.372)%, 5/25/35 7                                                   2,790,681           91,914
Trust 2005-71, Cl. SA, 5.882%, 8/25/25 7                                                     2,984,855          114,229
Trust 2006-33, Cl. SP, 16.295%, 5/25/36 7                                                    6,594,837          443,091
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security,
Trust 1993-184, Cl. M, 5.355%, 9/25/23 8                                                       532,840          414,201
                                                                                                         ---------------
                                                                                                            212,221,364


7          |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
5.375%, 3/20/26 4                                                                       $       29,798   $       29,905
7%, 4/15/09-4/15/26                                                                            284,198          292,944
7.50%, 3/15/09-5/15/27                                                                       1,111,418        1,163,258
8%, 5/15/17                                                                                     42,503           44,722
8.50%, 8/15/17-12/15/17                                                                         26,760           28,554
------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Series 2001-21, Cl. SB, (4.617)%, 1/16/27 7                                                  1,137,173           55,472
Series 2002-15, Cl. SM, (7.383)%, 2/16/32 7                                                    896,687           43,838
Series 2002-76, Cl. SY, (3.723)%, 12/16/26 7                                                 2,132,566          121,969
Series 2004-11, Cl. SM, (6.54)%, 1/17/30 7                                                     766,955           36,928
                                                                                                         ---------------
                                                                                                              1,817,590

NON-AGENCY--3.7%
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--3.4%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                                         1,810,000        1,734,080
------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series 2004-2,
Cl. 2A1, 6.50%, 7/20/32                                                                      1,456,180        1,435,987
------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                       1,157,298        1,152,235
Series 2005-E, Cl. 2A2, 4.977%, 6/25/35 4                                                      214,825          214,356
------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., CMO, Series 2006-WF1, Cl. A2B, 5.536%,
3/1/36                                                                                         460,000          456,255
------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO, Series 2005-J3, Cl. 3A1, 6.50%,
9/25/34                                                                                      1,582,799        1,585,808
------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, CMO, Series 2006-AB2, Cl
A7, 5.961%, 5/1/36                                                                           2,980,164        2,970,292
------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, CMO, Series 2006-AB3, Cl
A7, 6.36%, 4/25/08                                                                             900,000          900,000
------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. D, 7.619%, 4/29/39 4,5                                                   366,123          366,581
------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                        960,000          929,495
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                      1,080,000        1,049,512
------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                          461,899          465,869
------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                     1,520,000        1,457,063
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                     1,200,000        1,172,968
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                      440,000          422,218
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                    1,560,000        1,504,854
------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates,
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                      1,280,000        1,244,354
------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                         1,979,269        1,961,405
Series 2004-9, Cl. A3, 4.70%, 8/25/34 4                                                      3,287,567        3,256,318


8          |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                           $    1,554,000   $    1,641,025
------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., CMO Asset-Backed Pass-Through Certificates:
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                                        965,795          955,445
Series 2006-QS5, Cl. A2, 6%, 4/25/08                                                         3,370,584        3,359,034
------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations, Series
2005-C17, Cl. A2, 4.782%, 3/15/42                                                            2,490,000        2,414,314
------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through Certificates,
Series 2005-AR5, Cl. A1, 4.675%, 5/25/35 4                                                     928,867          926,833
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, CMO, Series 2004-DD, Cl. 2A1,                    572,664          570,175
4.513%, 1/25/35 4
                                                                                                         ---------------
                                                                                                             34,146,476
------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.3%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1, Cl. 3A1, 6.50%,
8/25/32                                                                                      3,003,133        2,996,565
                                                                                                         ---------------
Total Mortgage-Backed Obligations (Cost $255,615,516)                                                       251,181,995

------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--3.8%
------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 9                                                     1,245,000        1,163,247
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds:
3.125%, 11/15/06                                                                             2,600,000        2,578,475
3.50%, 11/15/07 2                                                                            1,160,000        1,130,060
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 9/15/06 2                                                                            4,560,000        4,543,411
4.125%, 7/12/10 2                                                                              786,000          748,384
5.125%, 4/18/11                                                                                845,000          832,681
6.625%, 9/15/09                                                                                475,000          491,592
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4%, 2/28/07                                                                                  2,630,000        2,604,092
4.25%, 7/15/07 2                                                                             2,555,000        2,523,229
4.75%, 12/15/10 2                                                                              130,000          126,422
6%, 5/15/11 10                                                                               4,605,000        4,709,179
6.625%, 9/15/09 2                                                                              135,000          139,670
7.25%, 1/15/10 2,10                                                                          2,250,000        2,379,557
------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds, Series A, 6.79%, 5/23/12 2                                 5,662,000        6,022,839
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31 2                                                                              808,000          822,204
8.875%, 8/15/17 2                                                                              790,000        1,031,136
STRIPS, 4.96%, 2/15/16 9                                                                       171,000          103,984
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.375%, 1/31/08 2                                                                              583,000          575,918
4.875%, 5/15/09-5/31/11 2                                                                    5,106,000        5,061,320
5.125%, 5/15/16 2                                                                              693,000          692,405
                                                                                                         ---------------
                                                                                                             38,279,805

Total U.S. Government Obligations (Cost $39,192,550)



9          |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--13.0%
------------------------------------------------------------------------------------------------------------------------
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93                      $      500,000   $      535,925
------------------------------------------------------------------------------------------------------------------------
Ahold Finance USA, Inc., 6.25% Sr. Unsec. Unsub. Nts., 5/1/09                                1,615,000        1,602,888
------------------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                               1,745,000        1,581,450
------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                                 1,435,000        1,580,970
------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75% Nts., 8/15/10 5                                            2,050,000        1,966,053
------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 11                                                 2,700,000        2,357,154
------------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875% Sr. Unsec. Nts., 7/15/15                                      1,025,000          937,875
------------------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 8.875% Bonds, 12/15/30                                         910,000        1,121,531
------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7.50% Sr. Unsec. Nts., 9/1/09                                   2,055,000        2,135,028
------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                                   1,925,000        2,005,992
------------------------------------------------------------------------------------------------------------------------
Centex Corp., 4.875% Sr. Unsec. Nts., 8/15/08                                                1,235,000        1,207,376
------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                              995,000        1,035,049
------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                        1,920,000        2,083,763
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                                              810,000          836,532
------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11 2                                    1,425,000        1,400,772
------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                                              440,000          509,492
------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625% Unsec. Nts., 1/15/10                                        2,165,000        2,066,744
------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12 2                                                            1,265,000        1,183,569
6.125% Nts., 1/15/14 2                                                                         895,000          852,478
------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holdings Corp., 7.30% Nts., 1/15/12                            1,955,000        2,036,719
------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                             1,345,000        1,481,665
------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                                    1,880,000        2,019,308
------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08                                             870,000          852,600
------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10                                                  1,900,000        2,044,898
------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                            1,335,000        1,357,003
------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 7.375% Sr. Unsub. Nts., Series C, 11/15/31                                1,890,000        2,033,710
------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                                                                 625,000          571,303
9.75% Sr. Unsec. Nts., 9/15/10 2,5                                                           3,430,000        3,344,943
------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                                          1,495,000        1,504,586
9.393% Unsub. Nts., 12/15/08 4                                                                 228,000          245,346
------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31 2                                         1,670,000        1,609,356
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                                3,140,000        2,936,453
------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 5,11                                         2,600,000        2,336,168
------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 5.50% Sr. Unsec. Nts., 12/1/09                                                    1,645,000        1,593,441
------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11                                          1,465,000        1,542,879
------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 4                                       2,100,000        2,007,602
------------------------------------------------------------------------------------------------------------------------
Hyatt Equities LLC, 6.875% Nts., 6/15/07 5                                                   1,955,000        1,967,053
------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts., 12/19/08 5                   1,140,000        1,116,363
------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 4                                     920,000          949,900
------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 5.15% Sr. Unsec. Nts., 3/1/12                                         2,195,000        2,089,506
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.15% Sub. Nts., 10/1/15                                               2,140,000        2,001,067
------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts., 1/15/14                                      1,735,000        1,570,175
------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., Escrow Shares, 3/15/10 2,3                                   250,000           11,510
------------------------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14 2                                              1,310,000        1,158,337
------------------------------------------------------------------------------------------------------------------------


10         |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                        $    1,150,000   $    1,180,892
------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                           1,675,000        1,593,548
------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec. Unsub. Nts., 2/1/13                                           2,075,000        1,994,583
------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                                 1,510,000        1,565,215
------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp.:
5.70% Sr. Unsec. Nts., 5/15/13 2                                                             1,070,000          977,051
7.875% Sr. Nts., 7/15/09                                                                       610,000          634,569
------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 6.125% Sr. Unsec. Nts., 12/1/12                                        2,035,000        2,001,280
------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.:
5.875% Sr. Unsec. Bonds, 8/1/33                                                              1,410,000        1,228,441
7.125% Sr. Unsec. Nts., 6/15/09                                                              1,170,000        1,204,744
------------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                                        715,000          729,874
------------------------------------------------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34                                            1,012,000          898,197
------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85% Unsec. Unsub. Nts., 4/1/12                                         1,925,000        1,961,409
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14                              1,100,000        1,030,152
------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts., 6/15/35                                                1,070,000          957,666
------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                                  1,655,000        1,617,763
------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.50% Sr. Sec. Nts., 7/15/08                                    1,050,000        1,176,000
------------------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                                  141,000          144,043
------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                                                             925,000          925,175
6.25% Sr. Unsec. Nts., 11/15/11                                                                225,000          228,846
------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                                     2,090,000        2,238,001
------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts., 2/1/09                        2,865,000        2,979,600
------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 5                         2,766,222        2,706,577
------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 5                        563,541          521,177
------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts., 6/30/09                                             2,540,000        2,456,670
------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 5                                  1,885,000        2,243,340
------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                                      1,990,000        2,391,210
------------------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                                  1,030,000        1,022,919
------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                                      1,665,000        1,607,251
------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                                              750,000          813,128
------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts., 6/15/12                                              865,000          802,339
------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 7% Sr. Unsec. Unsub. Nts., 10/15/07                              550,000          557,772
------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11                                                 2,010,000        2,033,433
------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                                     1,945,000        2,246,205
------------------------------------------------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                                                                   245,000          265,580
------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                                   1,785,000        2,025,224
------------------------------------------------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08                                                   1,110,000        1,093,232
------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                                                         1,330,000        1,332,536
------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 7.25% Sr. Unsec. Nts., 10/1/06                                              405,000          406,238
------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 3.50% Sr. Unsec. Nts., 10/15/07                              1,920,000        1,856,204
------------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.:
5.85% Nts., 9/15/35                                                                          1,050,000          916,393
7.25% Sr. Unsec. Unsub. Nts., 12/1/10                                                          960,000        1,006,319
------------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                                    2,055,000        2,046,755
------------------------------------------------------------------------------------------------------------------------
Wachovia Bank NA, 5.60% Sub. Nts., 3/15/16                                                   1,075,000        1,044,235
------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09                                                  1,400,000        1,501,500
------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts., 7/1/12                                                    1,345,000        1,448,408
                                                                                                         ---------------
Total Non-Convertible Corporate Bonds and Notes (Cost $132,763,799)                                         128,994,226


11         |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--12.0% 12
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 4.91% in joint repurchase agreement (Principal
Amount/Value $2,439,041,000, with a maturity value of $2,440,006,454) with UBS
Warburg LLC, 4.75%, dated 6/30/06, to be repurchased at $119,708,366 on 7/3/06, collateralized by Federal National Mortgage Assn., 5%-6%,
10/1/35-3/1/36, with a value of $2,494,907,407 (Cost $119,661,000)                      $  119,661,000   $  119,661,000
------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH
COLLATERAL (COST $1,028,032,024)                                                                          1,082,752,564

------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--9.8%
------------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.2%
Whitehawk CDO Funding Corp., 5.38%, 9/15/06 13                                               2,000,000        2,000,000
------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--9.6%
Undivided interest of 1.58% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,444,375) with Bank of America NA, 5.3325%, dated 6/30/06, to be repurchased at $15,810,108 on
7/3/06, collateralized by U.S. Agency Mortgages, 5%, 6/1/35, with a value
of $1,020,000,000 13                                                                        15,803,086       15,803,086
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.78% in joint repurchase agreement (Principal
Amount/Value $4,500,000,000, with a maturity value of $4,502,006,250) with
Nomura Securities, 5.35%, dated 6/30/06, to be repurchased at $80,035,667 on
7/3/06, collateralized by U.S. Agency Mortgages, 0.00%--8.50%, 3/1/07--3/1/43,
with a value of $4,590,000,000 13                                                           80,000,000       80,000,000
                                                                                                         ---------------
                                                                                                             95,803,086
                                                                                                         ---------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $97,803,086)                                                                                           97,803,086
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,125,835,110)                                                118.5%   1,180,555,650
------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                            (18.5)    (184,335,278)

                                                                                        --------------------------------
NET ASSETS                                                                                       100.0%  $  996,220,372
                                                                                        ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2006 was $2,117,826, which represents 0.21% of the Fund's net assets. See accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $18,573,354 or 1.86% of the Fund's net assets as of June 30, 2006.

6. When-issued security or forward commitment to be delivered and settled after June 30, 2006. See Note 1 of accompanying Notes.

7. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $9,928,825 or 1.00% of the Fund's net assets as of June 30, 2006.

8. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $560,921 or 0.06% of the Fund's net assets as of June 30, 2006.

9. Zero coupon bond reflects effective yield on the date of purchase.

10. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $321,732. See accompanying Notes.


12         |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

12. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

13. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $   1,127,473,512
Federal tax cost of other investments         (91,616,912)
                                        ------------------
Total federal tax cost                  $   1,035,856,600
                                        ==================

Gross unrealized appreciation           $     100,020,008
Gross unrealized depreciation                 (46,369,710)
                                        ------------------
Net unrealized appreciation             $      53,650,298
                                        ==================

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2006, the Fund had purchased $125,836,572 of securities


13         |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund
--------------------------------------------------------------------------------

issued on a when-issued basis or forward commitment and sold $25,028,646 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.


14         |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund
--------------------------------------------------------------------------------

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of June 30, 2006, the Fund had no outstanding foreign currency contracts.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2006, the Fund had outstanding futures contracts as follows:


                                                                                    UNREALIZED
                                EXPIRATION   NUMBER OF      VALUATION AS OF       APPRECIATION
CONTRACT DESCRIPTION                 DATES   CONTRACTS        JUNE 30, 2006     (DEPRECIATION)
-----------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                    9/20/06         199      $    21,224,594     $       70,718
U.S. Treasury Nts., 10 yr.         9/20/06         132           13,841,438             (3,480)
                                                                                ---------------
                                                                                        67,238
                                                                                ---------------
CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.       9/7/06         111           16,372,511             91,733
U.S. Treasury Nts., 2 yr.          9/29/06         450           91,251,563            263,321
U.S. Treasury Nts., 5 yr.          9/29/06         179           18,509,719            126,859
                                                                                ---------------
                                                                                       481,913
                                                                                ---------------
                                                                                $      549,151
                                                                                ===============


15         |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund
--------------------------------------------------------------------------------

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended June 30, 2006 was as follows:

                                               CALL OPTIONS                   PUT OPTIONS
                                 --------------------------    ---------------------------
                                 NUMBER OF        AMOUNT OF    NUMBER OF        AMOUNT OF
                                 CONTRACTS         PREMIUMS    CONTRACTS         PREMIUMS
------------------------------------------------------------------------------------------
Options outstanding as of
September 30, 2005                     786     $     96,477           --      $        --
Options written                        802           75,434        3,384          173,876
Options closed or expired           (1,588)        (171,911)      (3,384)        (173,876)
                                 ---------------------------------------------------------
Options outstanding as of June
30, 2006                                --     $         --           --      $        --
                                 =========================================================

CREDIT DEFAULT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. The Fund also records an increase or decrease to unrealized gain (loss) in an amount equal to the daily valuation. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain.

Information regarding such credit default swaps as of June 30, 2006 is as follows:


16         |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund
--------------------------------------------------------------------------------

                                                                                               ANNUAL
                                                                      NOTIONAL AMOUNT   INTEREST RATE              UNREALIZED
                                                                 RECEIVED BY THE FUND     PAID BY THE            APPRECIATION
COUNTERPARTY             REFERENCED DEBT OBLIGATION                 UPON CREDIT EVENT            FUND          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank            Weyerhaeuser Co.                        $          1,990,000           0.580%         $         (158)
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                         Arrow Electronics, Inc.                            1,990,000           0.790                    (652)
                         Arrow Electronics, Inc.                            1,000,000           0.770                     872
                         Belo Corp.                                         1,190,000           0.650                   4,530
                         Belo Corp.                                           655,000           0.670                   1,925
                         Belo Corp.                                         1,325,000           0.675                   3,606
                         Federated Department Stores, Inc.                  1,990,000           0.445                  (2,564)
                                                                                                               ---------------
                                                                                                               $        7,559
                                                                                                               ===============

As a seller of a credit default swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. The Fund also records an increase or decrease to unrealized gain (loss) in an amount equal to the daily valuation. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss.

Information regarding such credit default swaps as of June 30, 2006 is as follows:

                                                                                               ANNUAL
                                                                      NOTIONAL AMOUNT   INTEREST RATE              UNREALIZED
                                                                     PAID BY THE FUND     RECEIVED BY            APPRECIATION
COUNTERPARTY             REFERENCED DEBT OBLIGATION                 UPON CREDIT EVENT        THE FUND          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank:

                         Allied Waste North America, Inc.           $         630,000            2.00%         $       (2,671)
                         Allied Waste North America, Inc.                     990,000            2.00                  (4,198)
                         General Motors Acceptance Corp.                      510,000            2.30                  (1,122)
                         General Motors Corp.                                 630,000            6.40                     (82)
                         General Motors Corp.                                 380,000            6.40                     (49)
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:

                         Countrywide Home Loans, Inc.                       1,280,000            0.40                  (5,779)
                         Countrywide Home Loans, Inc.                         765,000            0.42                  (2,290)
                         General Motors Acceptance Corp.                    1,290,000            3.15                  13,207
                         Hyundai Motor Manufacturing
                         Alabama LLC                                          865,000            0.40                     (64)
                         J.C. Penney Corp., Inc.                            1,990,000            0.61                  (2,208)
                                                                                                               ---------------
                                                                                                               $       (5,256)
                                                                                                               ===============


17         |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund
--------------------------------------------------------------------------------

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of June 30, 2006, the Fund had entered into the following total return swap agreements:

SWAP                                                                                          NOTIONAL   TERMINATION     UNREALIZED
COUNTERPARTY              SWAP DESCRIPTION                                                      AMOUNT         DATES   APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
                          Received or paid monthly. The Counterparty pays the Fund a
                          Floating Payment which is the sum of the Notional Amount, the
                          Lehman Brothers CMBS Index Spread and the Financial Spread on
                          the initial Notional Amount for the Swap Interest Accrual
                          Period. In addition, the Counterparty, pays the Fund the Total
                          Return Amount if it is a positive value for a given Index
                          Period. If it is a negative, the Fund pays the Counterparty the absolute value of the Total Return Amount for a given
Deutsche Bank AG          Index Period, on each Payment Date.                              $ 3,880,000       12/1/06   $      7,919
------------------------------------------------------------------------------------------------------------------------------------

                          Received or paid monthly.  If the Carry Amount, plus the
                          Spread Return Amount (Spread Change times Duration times
                          Notional Amount), is positive, the Counterparty pays the
                          Fund.  The payment is based on the Carry Amount which is the
                          Spread on the Lehman Brothers CMBS AAA 8.5+ Index as of the
                          close of one Business Day prior to the Period End Day plus 15 basis points times the Notional Amount times the Day Count
Lehman Brothers Special   Basis.  If it is negative, the Fund pays the Counterparty the
Financing, Inc.,          absolute value of the Spread Return Amount.                        4,300,000       12/1/06          8,777
                                                                                                                       -------------
                                                                                                                       $     16,696
                                                                                                                       =============
Abbreviation is as follows:
CMBS                      Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency


18         |          OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund
--------------------------------------------------------------------------------

or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2006, the Fund had on loan securities valued at $96,879,211, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Investments sold". Collateral of $97,803,086 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.


19         |          OPPENHEIMER BALANCED FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Balanced Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/08/2006